Parent Company Financial Data - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net Income	$ 2,211	$ 2,007	$ 1,679
Adjustments to reconcile net income to net cash used by operating activities:
(Increase) decrease in other assets	(761)	(1,535)	(1,029)
Increase (decrease) in other liabilities	945	899	349
Net cash provided by operating activities	3,871	(180)	2,835
Cash flows from financing activities
Repurchase of common stock, net	(322)	(429)	(1,401)
Cash paid for fractional shares	(6)	(5)	(4)
Net cash provided (used) by financing activities	14,136	11,503	(1,529)
Increase (decrease) in cash and cash equivalents	(22,965)	18,142	(21,603)
Cash and cash equivalents, beginning of year	68,933	50,791	72,394
Cash and cash equivalents, end of year	45,968	68,933	50,791
Consolidated [Member]
Cash flows from operating activities
Net Income	2,211	2,007	1,679
Adjustments to reconcile net income to net cash used by operating activities:
Equity in undistributed (earnings) loss of subsidiaries	(375)	(2,760)	(1,456)
(Increase) decrease in other assets	26	(228)	136
Increase (decrease) in other liabilities	338	14	78
Net cash provided by operating activities	2,200	(967)	437
Cash flows from financing activities
Net decrease in master notes	(1,234)	(278)	(324)
Net increase in short-term debt	(1,850)	1,350	1,000
Net repayments of issuance of junior subordinated debentures			(1,593)
Repurchase of common stock, net	(322)	(429)	(1,401)
Cash paid for fractional shares	(6)	(5)	(4)
Net cash provided (used) by financing activities	(3,412)	638	(2,322)
Increase (decrease) in cash and cash equivalents	(1,212)	(329)	(1,885)
Cash and cash equivalents, beginning of year	3,642	3,971	5,856
Cash and cash equivalents, end of year	$ 2,430	$ 3,642	$ 3,971